Note 2 - Liquidity, Going Concern, and Management Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Liquidity and Management Plans [Text Block]
Note
2.
Liquidity, Going Concern, and Management Plans

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of
September 30, 2017,
the Company had cash and cash equivalents of approximately
$8.3
million and working capital of approximately
$5.0
million. The Company incurred significant operating losses since inception and continues to generate losses from operations and as of
September 30, 2017,
the Company has an accumulated deficit of
$187.1
million. These matters raise substantial doubt about the Company’s ability to continue as a going concern within one
year from the date these financial statements are issued. Management has also evaluated the significance of these conditions in relation to the Company’s ability to meet its obligations. The condensed consolidated financial statements do not
include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the year ended
December 31, 2016,
the Company raised a total of
$9,130,000
and converted
$5,000,000
of long-term debt into preferred stock. In addition, the Company has monitored and reduced certain of its operating costs over the course of
2016
and into the
first
three
quarters of
2017.
Historically, the Company has financed its operations through private and public placement of equity securities, as well as debt financing and capital leases. The Company
’s ability to fund its longer term cash requirements is subject to multiple risks, many of which are beyond its control. The Company intends to raise additional capital, either through debt or equity financings or through the potential sale of the Company’s assets in order to achieve its business plan objectives. Management believes that it can be successful in obtaining additional capital; however, no
assurance can be provided that the Company will be able to do so. There is no
assurance that any funds raised will be sufficient to enable the Company to attain profitable operations or continue as a going concern. To the extent that the Company is unsuccessful, the Company may
need to curtail or cease its operations and implement a plan to extend payables or reduce overhead until sufficient additional capital is raised to support further operations. There can be no
assurance that such a plan will be successful.

Note
2
-
Liquidity, Going Concern, and Management Plans

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of
December 31, 2016,
the Company had cash and cash equivalents of approximately
$12.3
million and a working capital deficiency of approximately
$22.6
million. The Company incurred significant operating losses since inception and continues to generate losses from operations and as of
December 31, 2016,
the Company has an accumulated deficit of
$176.7
million. These matters raise substantial doubt about the Company
’s ability to continue as a going concern within
one
year after the date these financial statements are issued. Management has also evaluated the significance of these conditions in relation to the Company's ability to meet its obligations. The consolidated financial statements do not
include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the year ended
December 31, 2016,
the Company has raised a total of
$9,130,000
as indicated in Note
10,
Capital Stock
, and converted
$5,000,000
of long-term debt into preferred stock as indicated on Note
9,
Long-Term Debt
. In addition, the Company has monitored and reduced certain of its operating costs over the course of the year. Historically, the Company has financed its operation through private and public placement of equity securities, as well as debt financing and capital leases. The Company’s ability to fund its longer term cash requirements is subject to multiple risks, many of which are beyond its control. The Company intends to raise additional capital, either through debt or equity financings or through the potential sale of the Company’s assets in order to achieve its business plan objectives. Management believes that it can be successful in obtaining additional capital; however, no
assurance can be provided that the Company will be able to do so. There is no
assurance that any funds raised will be sufficient to enable the Company to attain profitable operations or continue as a going concern. To the extent that the Company is unsuccessful, the Company may
need to curtail or cease its operations and implement a plan to extend payables or reduce overhead until sufficient additional capital is raised to support further operations. There can be no
assurance that such a plan will be successful.